Shareowners' Equity (Changes of Noncontrolling Interests) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Changes To Noncontrolling Interest
Beginning balance	$ 8,674	[1]	$ 6,217		$ 5,444
Net earnings (loss)	377		183		312
GECC preferred stock	(4,949)		0		990
GECC preferred stock dividend	(311)		(322)		(298)
Dividends	(43)		(74)		(80)
Dispositions	189		(81)		(175)
Synchrony Financial IPO	(2,840)		2,393		0
AOCI and other	767		358		24
Ending balance	$ 1,864	[1]	$ 8,674	[1]	$ 6,217

[1]	(c) Included AOCI attributable to noncontrolling interests of $ (264) million and $ (194) milli on at December 31, 2015 and 2014 , respectively.